UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-03257

Centurion Counsel Funds, Inc.
(Registrant)

365 S. Rancho Santa Fe Road, Third Floor
San Marcos, California 92069
(Principal Executive Offices)

Bruce J. Rushall
Rushall & McGeever, APC
1903 Wright Place, Suite 250
Carlsbad, California 92008
(Agent for service)

Registrant's telephone number, including area code: 760-471-8536

Date of fiscal year end:  December 31, 2003

Date of reporting period:  June 30, 2004

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.





           SEMI ANNUAL REPORT

            June 30, 2004


     CENTURION COUNSEL FUNDS, INC.

CENTURION COUNSEL MARKET NEUTRAL FUND
  CENTURION COUNSEL REAL ESTATE FUND
     CENTURION COUNSEL GROWTH FUND












       CENTURION COUNSEL FUNDS, INC.
            TOTAL RETURN
        PERIODS ENDED 06/30/04*


                  		                      Since
Fund (Inception)  6 months   1 Year  5 Year  10 Years Inception
		    (+)			@	@
MARKET NEUTRAL FUND

Class A:(1/97) without
sales charge       4.00%   -2.41%     3.94%     N/A     0.73%
Class B:(1/97) without
CDSC		   5.17%   -5.72%     3.31%     N/A     2.46%
Class C:(1/82)     3.64%   -5.00%     3.07%    -1.34%  -0.23%
Class D:(12/96)    3.92%   -4.13%     4.27%     N/A     1.11%


                 		                      Since
Fund (Inception)  6 months   1 Year  5 Year  10 Years Inception
		    (+)			@	@
REAL ESTATE FUND

Class A:(2/02) without
sales charges     -0.51%    21.37%   N/A     N/A       7.33%
Class B:(12/02) without
CDSC		  -0.70%    11.63%   N/A     N/A       3.27%
Class C: (6/02)   -0.71%    21.35%   N/A     N/A      12.63%
Class D: (2/02)   -0.58%    13.68%   N/A     N/A       1.42%


                  	                              Since
Fund (Inception)  6 months   1 Year  5 Year  10 Years Inception
		    (+)			@	@
Growth Fund

Class D:(11/02)   -1.74%     4.08%   N/A     N/A      2.19%

@Annualized
+Not Annualized

Total return assumes reinvestment of dividends and capital gain distributions. The funds' Class A performance does not reflect the maximum sales charge of 4.75%. The funds' Class B performance does not reflect the deduction of the applicable contingent deferred sales charge (CDSC) for the periods shown.
The CDSC on Class B shares declines from 4% beginning at the time of purchase to 0% at the end of the seventh year. The performance of the Class A, Class B, Class C and Class D shares will differ due to the difference sales charge structures and expenses. Performance information provided in this report does not reflect the deduction of taxes shareholders pay on the redemption of fund shares.

Past performance, especially short-term past performance, cannot be used to predict future returns. Investment returns and principal value will fluctuate so that investors' shares, when sold, may be worth more or less than their original cost.

		   CENTURION COUNSEL FUNDS, INC.
			PORTFOLIO HOLDINGS
			 AS OF 06/30/04

                    MARKET NEUTRAL FUND
                    Top 10 Sector Holdings
                    % of Total Net Assets

                Consumer Products          16.6%
                Indexes      		   11.1% Short
                Health	   		    8.6%
		Financial Services	    7.3%
		Consumer Services           5.7%
		Industrial Products         4.4%
                Technology		    3.2% Short
		Natural Resources	    2.7%
		Energy			    2.0%
		Conglomerate	 	    1.6%


MARKET NEUTRAL FUND                    MARKET NEUTRAL FUND
Top 10 Holdings-Long Positions         Top Holdings-Short Positions
% of Total Net Assets                  % of Total Net Assets

LSI, Calls 1/15/05        2.0%         S&P Midcap 400 Barra/Value  5.0%
Beta Oil & Gas, Preferred 2.0%	       Ishares Japan 		   3.1%
Earthlink                 1.5%	       NASDAQ 100                  2.7%
Synovus Financial	  1.3%         Curis                       2.1%
Hormel Foods              1.3%         Ishares Trust Russell       2.1%
T. Rowe Price Group       1.2%         Cyberonics                  1.1%
Colgate-Palmolive         1.1%
Eastman Chemical          1.1%
CVS                       1.0%
Celgene            	  1.0%

REAL ESTATE FUND 			GROWTH FUND
Top 10 Common Stock Holdings		Top 10 Common Stock Holdings
% of Total Net Assets			% of Total Net Assets

Choice Hotels             2.3%		United Technologies	 4.2%
Florida                   2.2%		Vintage Pete	         3.9%
Duke Realty Corp          1.9%	        Bemis	                 3.2%
St Joe                    1.9%		WM Wrigley		 3.1%
LNR Property Corp         1.9%		Pepsico			 3.1%
Trammel Crow Co           1.8%		Anheuser-Busch		 2.8%
Plum Creek Timber         1.8%		Viacom		         2.7%
Mandalay Resort Group     1.7%	        Target Corporation       2.7%
Webster Financial Corp	  1.7%		Lockheed Martin	         2.7%
Centerpoint Properties	  1.7%		Johnson & Johnson	 2.5%


Dear Centurion Counsel Fund Shareholders:

After idling in the stall for the first part of 2004, the financial markets barely broke into a trot in the second quarter. The S&P 500 Index ended the quarter up 1.3%, the NASDAQ rose 2.7% and the Dow rose 0.8%, leaving most of the indexes unchanged for the year to date. Meanwhile, the Federal Reserve last week embarked on what looks to be a series of interest-rate increases, the Iraq situation remains tense and uncertain, and recent terror attacks in Saudi Arabia have contributed to higher-than-expected oil prices. As a result, few investors are expecting to see the markets resume the racehorse gallop of 2003 any time soon.

Rather than fretting, the market lately has evoked a lethargy usually associated with the sleepy summer sessions of deep August. Trading has been thin -- average daily volume on both the NYSE and the Nasdaq reached their low marks for the year last week -- and stock movement has been muted. The immediate hope is that the stock market has just been freed of a huge worry that had been holding stocks back for months: the prospect of a Federal Reserve interest-rate increase and the handover of power in Iraq. Both of those much anticipated events finally occurred at the end of June.

The optimists are hoping that investors will shift their attention to a more upbeat subject: corporate earnings. In a few days, the flood of second-quarter earnings reports will begin, and hopes are high. It appears almost certain now that big companies overall will report profit gains of more than 20% for the fourth quarter in a row -- a streak of gains that has occurred only five times in the past 50 years and once in 20 years. If profits and companies' forecasts continue to surpass expectations, stocks could move higher. Once earnings-reporting season begins to wane, however, the market could turn its attention to rising interest rates and the November presidential election.

Another worry is the presidential election. Earlier in the year, it seemed President Bush's re-election was a layup, but now, maybe it isn't. A number of investors have begun to worry that a Democratic administration would be less wedded to the cuts in dividend and capital-gains taxes that Republicans have enacted, and less business friendly than Mr. Bush has been.

One factor favoring stocks in recent years has been that yields on Treasury bonds and on money-market funds have been so low they didn't seem to offer investors a viable alternative. Bonds fell on average for the first time in three years as the prospect of rising inflation and interest rates nicked fixed-income returns. The yield on the benchmark 10-year government note, after hitting a four-decade low of 3.13 percent last year, climbed steadily to its current level of 4.60 percent. Prospects for rising interest rates reduce the value of existing bonds especially longer-term, government-issued debt. Newly issued bonds offer higher yields to keep pace with rising interest rates, forcing sellers to accept lower prices for older bonds.

With few investments offering sizeable return expectations, many investors are anxiously monitoring the trillions of dollars that Americans currently have idling in low-yielding savings accounts and money market funds. All this languishing cash means an enormous amount of money, which could enter the stock market at any minute, is sitting on the sideline. Although billions of dollars have flowed into the market over the past year, the amount of uninvested cash remains substantial. Until market expectations improve, this money will continue to burn a hole in investors' mattresses.

Where does this leave us? All the issues together -- inflation, Fed rate increases, higher bond yields, the election, Iraq, terrorism and the likelihood of slowing earnings growth -- creates a series of hurdles that stocks this year have had trouble jumping. It is a far cry from last year, when the more risk one took on, the better they did. With the choppy market that seemingly lies ahead, the danger is that investors, in looking at what sectors performed well over such a short period, will attempt to chase those returns. It can be tempting to abandon an asset allocation strategy in a quarter where your big stake in small-cap stocks sputters, while the speculative oil and gas equities you shunned take off. As a word of caution, a recent Wall Street Journal pointed out how 1st half winners almost always end up second half losers. The prospect of single digit returns doesn't compare favorable to the horse race of 2003, but its market environments like this when the right jockey can make a whole lot of difference while the other horses are out grazing.


CENTURION COUNSEL MARKET NEUTRAL FUND - FUND PERFORMANCE

During the six months ended June 30, 2004, the Market Neutral Fund's total return on the Class D shares was up 3.92%. The market was trendless and rangebound for much of the first six months of the year. The second quarter gave us a chance to gain on the short side as day traders came back into the markets in large numbers. We have positioned the fund on the longs side to take advantage of any run-up in equities while aggresively trading the short side to take advantage of overvalued equities.

CENTURION COUNSEL REAL ESTATE FUND - FUND PERFORMANCE

During the six months ended June 30, 2004, the Real Estate Fund was basically flat with a 0.58% negative return in Class D shares. During this period the Wilshire Real Estate Index increased 6.22%. During the period we maintained a cautious approach to increasing our investments and we were approximately 25% in cash during the period. We are still cautious as we expect softness in the companies whose assets are primarily real estate. We have positioned the fund away from the traditional REIT and moved into companies with rich Real Estate assets.

CENTURION COUNSEL GROWTH FUND - FUND PERFORMANCE

The Class D shares earned a negative return of 1.74% during the six months ended June 30, 2004. The S&P during this period was up 3.44%. The fund primarily invests in companies that pay dividends and have a history of increasing these dividends. The companies that we invest in have trailed the market to some extent this year as the market is still focusing more on growth rather than on value. We feel that over the next six months the market will move to our way of thinking that value is king.

See the Portfolio Holding table on the preceding pages for the top ten holdings each fund held at June 30, 2004.

Sincerely,


Jack K. Heilbron
Chief Investment Officer





 		CENTURION COUNSEL FUNDS, INC.
            STATEMENT OF ASSETS AND LIABILITIES
                    June 30, 2004


                                     Market        Real
                                     Neutral       Estate   Growth
                                     Fund          Fund     Fund


ASSETS

Investments in Securities, at fair   $ 801,333  $289,611   $113,874
value (identified cost $788,102
$262,857 and $100,922, respectively)
Cash and Deposits                       76,084    88,176    64,596
Receivables:
  Dividends                                  3        -       -
  Interest                                 386        -	      -
  Investment securities sold             5,047        -       -
Deposits with Brokers for Securities   801,768        -       -

      TOTAL ASSETS                  $1,684,621  $377,787   $178,470

LIABILITIES
Covered Call Options Written, at
fair value(premiums received $10,001,
$0 and $0, respectively)                 7,470       -        -
Securities Sold Short, at fair value
(sales proceeds received $249,700,
$0 and $0, respectively)               261,551       -        -
Payables:
  Accounts payable                      10,774      965     3,215
  Investment securities purchased       16,520       -        -


    TOTAL LIABILITIES                  296,315      965     3,215

NET ASSETS                          $1,388,306  $376,822  $175,255


ANALYSIS OF NET ASSETS:
Net capital paid in on shares of
capital stock                       $2,922,425  $356,260   $165,339
Accumulated undistributed net
investment loss                       (533,606)  (10,091)   (7,472)
Accumulated undistributed realized
loss on securities transactions     (1,019,082)    3,910       -
Net unrealized depreciation of
securities transaction                  16,038    26,743     4,610
Net unrealized appreciation of
covered call options written             2,531       -       12,778
NET ASSETS, Applicable to shares
Outstanding                         $1,388,306   $376,822  $175,255


NET ASSET VALUE PER SHARE:

Class A:
  Net asset value and offering price
per share
(Market Neutral Fund, $14,242
divided by 3,916 shares outstanding)   $ 3.64
(Real Estate Fund, $1,102 divided by
98 shares outstanding)                         $ 11.27


Class B:
  Net asset value and offering price
per share
(Market Neutral Fund, $9,542 divided
by 2,754 shares outstanding)          $ 3.46
(Real Estate Fund, $0 divided by
0 shares outstanding)		               $  -

Class C:
  Net asset value and offering price
per share
(Market Neutral Fund, $467,016 divided
by 136,404 shares outstanding)         $ 3.42
(Real Estate Fund, $1,097 divided
by 98 shares outstanding                       $ 11.19

Class D:
  Net asset value and offering price
per share
(Market Neutral Fund, $897,506 divided
by 242,056 shares outstanding)         $ 3.71
(Real Estate Fund, $374,623 divided
by 36,317 shares outstanding                    $ 10.32
(Growth Fund, $175,255 divided by
17,056 shares outstanding                                $ 10.28

SCHEDULE OF INVESTMENTS IN SECURITIES
                CENTURION COUNSEL FUNDS, INC.
                      June 30, 2004

MARKET NEUTRAL FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security   Sector

               COMMON STOCKS            51.9%


           Conglomerate                  1.6%
  150       Fortune Brand                     	   11,315
  124	    ITT Corp			           10,292
							   $21,607
           Consumer Products            16.6%
  241       Anheuser Busch                         13,014
  200	    Cerner Corp.  	(b)	            8,916
  300	    Cheesecake Factory			   11,937
  200	    Chico's Fas				    9,032
  200       Church & Dwight			    9,156
  140	    Chubb Corp.				    9,545
  250	    Colgate-Palmolive			   14,613
  330	    CVS					   13,867
  414	    Dicks Sporting Good			   13,807
  200	    Eastman Kodak			    5,396
  250	    Estee Lauder			   12,195
  220	    Heinz				    8,624
  310	    Helen of Troy	(b)		   11,430
  560	    Hormel Foods			   17,416
  300	    Nautilus Group			    5,853
  215	    Pepsico				   11,584
  380	    Petsmart				   12,331
  330	    Rocky Shoes & Boots	(b)		    7,758
  150	    Stewart Information			    5,066
  500	    TJX Companies			   12,070
  175	    Viacom				    6,361
  160	    WM Wrigley				   10,088
							  $230,059

           Consumer Services		5.7%
  210	    Bright Horizon			   11,258
2,000	    Earthlink				   20,700
  210	    General Mills			    9,981
  190	    Mandalay Resort			   13,042
  724	    MCI					   10,447
  525	    Safeway		(b)		   13,304
							  $78,732

  	   Communication Services	0.7%
  300	    Telefonos De Mexico ADR		    9,981
							   $9,981


	   Defense			0.6%
  150	    Lockheed Martin	(b)		    7,812
							   $7,812

	   Financial Services		7.3%
  330	    Aflac				   13,467
  400	    Arthur J. Gallagher Corp.		   12,180
  200	    Fifth Third Bancorp			   10,756
  300	    HCC Insurance			   10,023
  240	    Marsh & McLennan			   10,891
  700	    Synovus Financial			   17,724
  300	    Southtrust				   11,643
  295	    T Rowe Price Group			   14,868
							  $101,552

	   Health			8.6%
  500	    Acambis				    6,440
  320	    Accredo Health	(b)		   12,464
  250	    Celgene		(b)		   14,315
6,000	    Cel-Sci		(b)		    4,560
  500	    Genta		(b)		    1,250
  130	    Henry Schein			    8,208
  220	    Hospira		(b)		    6,072
  270	    Omnicare				   11,559
  180	    Patterson		(b)		   13,768
  300	    Pfizer				   10,284
  600	    Qiagen			   	    7,266
  180	    Resmed		(b)		    9,173
  400	    Stratagene				    3,360
  190	    Stryker				   10,450
  							  $119,169

	   Industrial Products		4.4%
  200	    Dupont				    8,884
  340	    Eastman Chemical			   15,718
  600	    Graftech		(b)		    6,276
  100	    Naaco Industries			    9,500
  300	    Schnitzer Steel			   10,188
  230	    Stanley Works			   10,483
							  $61,049
	   Index			2.1%
3,000	    Dow Jones Index			      -
  200	    S&P Index				   29,440
							  $29,440

	   Natural Resources		2.7%
1,250	    Petrohawk WRT A		       	       63
1,250	    Petrohawk WRT B		               63
  134	    Conocophillips			   10,223
  304	    Rayonier	 	 		   13,513
  400	    Plum Creek Timber			   13,032
       							  $36,894

	   Technology			1.2%
  300	    Cognizent Technology (b)		    7,353
  200	    Symantec Corp	 (b)		    8,756
							  $16,109

	   Utilities			0.6%
  393	    Aqua America			    7,880
							  $7,880


	TOTAL COMMON STOCKS (COST $675,280)               $720,284


           PREFERRED STOCK                2.0%

          Energy			  2.0%
5,000      Beta Oil & Gas                          27,500


	TOTAL PREFERRED STOCK (COST $34,344)      	   $27,500


           OPTIONS AND WARRANTS            3.7%

          Technology                       3.7%
4,000      Level 3 Jan 2.5 C 1/21/06                 6,800
10,000	   LSI Jan 5 2005 C 1/15/05	  (a)       28,000
2,000	   Earthlink Jan 10 P 1/11/05	  (a)	     2,200
1,100	   Oil Service Dec 100 C 12/18/04 (a)	    13,695
                                                           $50,695

	TOTAL OPTIONS AND WARRANTS (COST $75,836)          $50,695


             FIXED INCOME                   0.2%

           Mortgage-backed Securities       0.2%
2,703       FNMA 1991-56M, 6.75% 6/25/21             2,854
							    $2,854


           Total Fixed Income (Cost $2,642)                 $2,854

           Total Investment in Securities
	      (Cost $788,102)               57.7%           $801,333

           Covered Call Option Securities   -0.5%           $(7,470)
              (Premiums Received $10,001)

           Securities Sold Short           -18.8%          $(261,551)
             (Sales Proceeds Received $249,700)

           Net Investment in Securities     38.3%           $532,312

           Cash and Deposits                 5.5%           $76,084

           Deposits with Brokers on
           Securities Sold Short            57.8%           $801,768

           Other Assets Less Other
           Liabilities                     -1.6%           $(21,858)

                    NET ASSETS             100.0%         $1,388,306

(a)  Call options have been written against this position.
(b)  Non-income producing securities.
(c) Total unrealized depreciation on investments consists of gross unrealized gains of $105,330 and gross unrealized losses of $107,315.


REAL ESTATE FUND


Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

           COMMON STOCKS            	75.7%

           REITS                  	36.8%
  160       AMB Property Corp	                     5,541
  105       Alexandria Real Estate                   5,962
  175	    Bedford Property Investment Inc	     5,117
  210       Brandywine Realty Trust                  5,710
  125	    Boston Properties			     6,260
  400	    Capital Lease Funding Inc  (a)	     4,160
  261       Catellus Dev Corp	                     4,338
   85       Centerpoint Properties Corp              6,524
  100       Chelsea Property                         6,522
  140	    Colonial Properties			     5,394
  220       Duke Realty Corporation                  6,998
  180	    Equity Office			     4,896
  300	    Equity One				     5,424
  170	    Equity Residential			     5,054
  140	    General Growth Properties Inc	     4,140
  135	    Istar Financial			     5,400
  140	    Kimco				     6,370
  330	    Kramont Realty Trust		     5,280
   80	    Pan Pacific Retail Properties	     4,042
  180	    Prologics				     5,926
  120	    Public Storage Inc			     5,521
  100	    Saul Centers Inc			     3,211
  120	    Simon Properties			     6,170
  125	    Sovran Self Storage Inc		     4,773
   87	    Vernado				     4,969
  157	    Weingarten REIT			     4,911
							   $138,613

	   Real Estate			12.6%
  200	    Central Parking Corp		     3,738
  150	    Consolidated Tomoka Land		     5,664
  210 	    Florida Land			     8,117
  134	    LNR Property Corp			     7,270
  300	    Pico Holdings Inc		(a)	     2,100
  180	    St Joe				     7,146
  180	    Tejon Ranch Co		(a)	     6,264
  500	    Trammel Crow Co		(a)	     7,050
							   $47,349

	   Agriculture			4.6%
   150	    Alico Inc				     6,023
   200	    Delta Pine & Land			     4,390
   210	    Plum Creek Timber Co		     6,842
							   $17,255

	   Financial			8.3%
   200	    Annaly Mortgage			     3,392
   100	    Curtiss Wright Corporation		     5,619
   160	    Fidelity National Financial Inc	     5,974
 1,000	    Fog Cutter				     3,900
   200	    Newcastle Investment		     5,990
   138	    Webster Financial Corporation	     6,489
							   $31,364

	   Gaming			3.2%
   200	    Aztar Corporation			     5,600
    95	    Mandalay Resort Group		     6,521
							   $12,121

	   Lodging			3.7%
   170	    Choice Hotels			     8,527
   200	    Fairmont Hotel			     5,390
							   $13,917

	   Health			1.3%
   220	    Health Management Associates Inc	     4,932
							   $4,932

   	   Retail			2.2%
   200	    Midas Inc		(a)		     3,480
   270	    7-Eleven Inc	(a)		     4,820
							   $8,300

	   Mining			3.0%
   130	    Newmont Mining Corporation		     5,039
    80	    Phelps Dodge Corporation		     6,201
 							   $11,240


TOTAL COMMONS STOCKS (Cost $250,497)	75.7%		   $285,091

OPTIONS AND WARRANTS			   1.2%

	   Index			   1.2%
  400	    Philadelphia Housing Sector Index
	    Sep 370 P 9/18/04		              4,520
							    $4,520

	   Total Options and Warrants 	    1.2%	    $4,520
           (Cost $12,360)

           Total Investment in Securities
           (Identified Cost $262,857)       76.9%           $289,611

           Cash and Deposits                23.4%           $88,176

           Other Assets Less
	   Other Liabilities                -0.3%            (965)

           NET ASSETS                       100.0%         $376,822

(a)  Non-income producing securities.
(b) Total unrealized appreciation on investments consists of gross unrealized gains of $41,393 and gross unrealized losses of $3,237.


GROWTH FUND

Principal                              % of            Fair Value
Amount                                  Net               (Note 1)
or Shares     Description    Notes     Assets     Security     Sector

	   COMMON STOCKS                65.0%

	   Conglomerate                  3.8%
   50       Fortune Brand			     3,772
   90	    General Electric			     2,916
							  $6,688

	   Consumer Products             17.8%
   90	    Anheuser Busch		             4,860
   75	    Colgate-Palmolive			     4,384
   50	    Fortune Brand			     3,772
  135	    Kraft Foods				     4,277
  100	    Pepsico				     5,388
  100	    Sara Lee Corp			     2,299
  110	    Target Corp				     4,672
   85	    WM Wrigley				     5,359
							   $31,239

	   Defense			 10.1%
   57	    General Dynamics			     5,660
   90	    Lockheed Martin			     4,687
   80	    United Technologies			     7,318
							   $17,665

	   Energy			  3.9%
  400	    Vintage Pete			     6,788
							   $6,788

	   Entertainment		  2.1%
   100	    Viacom				     3,635
							   $3,635

	   Financial 			 14.7%
  100	    Aflac				     4,081
   90	    Arthur J. Gallagher Corp	             2,741
  100	    Fidelity National Bank		     3,734
   50	    Marsh & McLennan			     2,269
  110	    Synovus Financial		    	     2,785
   85	    Southtrust				     3,299
  120	    Talx Corp				     2,932
  100	    Vineyard National Bancorp		     3,989
							   $25,830
	   Health		          5.0%
   80	    Johnson & Johnson			     4,456
   125	    Pfizer			             4,285
							   $8,741

	   Industrial Products		  5.2%
   80	    Analogic Corp			     3,394
  200	    Bemis			             5,650
		 					   $9,044

	   Technology			  2.4%
  400       Qad Inc				     4,244
  							   $4,244

           Total Investment in Securities
           (Identified Cost $100,922)      65.0%            $113,874

           Cash and Deposits               36.9%            $64,596

           Other Assets Less
	   Other Liabilities               -1.8%            (3,215)

           NET ASSETS                     100.0%            $175,255

(a)  Non-income producing securities.
(b) Total unrealized appreciation on investments consists of gross unrealized gains of $15,274 and gross unrealized losses of $1,271.


                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           COVERED CALL OPTIONS WRITTEN
                                 June 30, 2004


Shares                                     % of        Fair Value
Subject   Common Stocks/Expiration Date     Net        (Note 1)
to Call   Exercise Price                   Assets  Security   Sector


	   Indexes		         -0.3%
1,100       OSX Jul 105 C 7/17/04		     (4,070)
						            $(4,070)

	   Technology			 -0.2%
2,000	    Earthlink Jan 15 C 1/22/05		       (400)
10,000	    LSI Jul 7.5 C 7/17/04	             (3,000)
							    $(3,400)

TOTAL (Premiums Received $10,001)        -0.5%              $(7,470)


                      CENTURION COUNSEL MARKET NEUTRAL FUND

                           SECURITIES SOLD SHORT
                              June 30, 2004

                                            % of             Fair Value
                                             Net              (Note 1)
Shares       Description                    Assets      Security    Sector


           Health                         -2.6%
  (440)     Cyberonics                     	    (14,678)
(2,035)	    Vascular Solutions			    (21.184)
                                                             $(35,862)

           Index                          -13.1%
(4,000)     Ishares Japan                           (42,480)
  (250)     Ishares Trust Russell 2000		    (29,498)
(1,000)	    Nasdaq 100				    (37,740)
   (18)	    Nasdaq Jul 37 C 7/17/04     	     (1,800)
  (600)	    S&P Midcap 400 Barra/Value		    (69,996)
          						     $(181,514)

	   Technology			  -3.2%
(6,560)	    Curis				    (28,995)
(1,400)	    Taser Jul 40 C 7/17/04		     (7,560)
(1,200)	    Palmone Jul 30 C 7/17/04		     (1,620)
(1,200)	    Palmone Jul 35 C 7/17/04		     (6,000)
							     $(44,175)


TOTAL (Premiums Received $249,700)         -18.8%             $(261,551)




           STATEMENT OF OPERATIONS
          CENTURION COUNSEL FUNDS, INC.
          Six Months Ended June 30, 2004

                                       Market    Real
                                       Neutral  Estate  Growth
                                       Fund     Fund    Fund


INVESTMENT INCOME

  Dividends                          $  5,092  $ 4,318   $ 895
  Interest                                329       81       9
  Other                                 5,673        -       -

    Total investment income            11,093    4,399     904


EXPENSES

Investment advisory fee              $  6,783    1,496     508
Distribution expenses - Class A            17       -        -
Distribution expenses - Class B            62       -        -
Distribution expenses - Class C         2,351       -        -
Registration and filing fees            2,935      364     364
Fund accounting fees                   12,740    2,184   1,092
Custodian fees and expenses             2,730    2,457   1,213
Audit fees and expenses                 3,458      364     182
Directors' fees and expenses            3,731      728     364
Transfer agent fees                       364       -       -
Insurance                               1,092       -       -
Other expenses                          3,139      182     182
  Total expenses                       39,402    7,775   3,905

  Fees and expenses absorbed by
  investment advisor                      -         -       -

 Net expenses                          39,402    7,775    3,905

          Net investment loss         (28,309)  (3,376)  (3,001)

REALIZED AND UNREALIZED GAIN FROM INVESTMENTS

Net realized gain loss from
investments                               664    7,474   1,947

Net change in unrealized depreciation
on investments for the year            78,360   (5,680)  2,119

  Net realized and unrealized gain
    (loss) from investments            79,024    1,794   4,066

  Net increase(decrease) in net
  assets resulting from operations   $50,715   $(1,582)  $1,065






            STATEMENTS OF CHANGES IN NET ASSETS
                CENTURION COUNSEL FUNDs, INC.
               Six Months Ended June 30, 2004


                                    Market Neutral Fund
                                        Six Months
       				          2004

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                   $   (28,309)
Net realized gain (loss) from
investments		                     664
Net change in unrealized
appreciation (depreciation)
on investment                              78,360

  Net increase (decrease) in net
  assets resulting from operations         50,715

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold          65,166
Decrease from capital shares redeemed    (113,489)

  Net increase from capital share
  transactions                           (48,323)

     Total increase in net assets          2,392


NET ASSETS

  Beginning of year                     1,385,914

  End of year (includes no
  undistributed investment income)     $ 1,388,306


                                      Real Estate    Growth
                                        Fund          Fund
     				      Six Months    Six Months
					 2004         2004

INCREASE IN NET ASSETS
FROM OPERATIONS

Net investment loss                $   (3,376)    $ (3,001)
Net realized gain (loss) from
investments		                 7,474        1,947
Net change in unrealized
appreciation (depreciation)
on investment                          (5,680)        2,119

  Net increase (decrease) in net
  assets resulting from operations      (1,582)       1,065

CAPITAL SHARE TRANSACTIONS (NOTE 6)

Increase from capital shares sold       126,300      82,750
Decrease from capital shares redeemed   (19,545)     (1,060)

  Net increase from capital share
  transactions                          106,755      81,690

     Total increase in net assets       105,173      82,755


NET ASSETS

  Beginning of year                    271,649       92,500

  End of year (includes no
  undistributed investment income)  $  376,822    $ 175,255




                CENTURION COUNSEL FUNDS, INC.
                NOTES TO FINANCIAL STATEMENTS

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Centurion Counsel Funds, Inc. (the Fund) commenced operations in
January 1982. At the shareholder meeting on December 20, 1994, the shareholders voted to change the name of the fund to Centurion
T.A.A. Fund, Inc. ("Fund") from Excel Value Fund, Inc. At the shareholder meeting on August 6, 1996, the shareholders approved the Fund to offer Class A, Class B, Class C and Class D shares, each of which has equal rights as to assets and voting privileges.
At the shareholder meeting on January 15, 1999, the shareholders voted to change the name of the fund to Centurion Counsel Funds, Inc.
from Centurion T.A.A. Fund, Inc. Also, shareholders approved to reclassify each of the Fund's outstanding Class A shares, Class B shares, Class C shares, and Class D shares as the series entitled Centurion Market Neutral Fund Class A shares, Class B shares, Class C shares, and Class D shares, respectively. During the year ended December 31, 2002, the Fund began operations for two new series entitled Centurion Counsel Real Estate Fund ("Real Estate Fund") and Centurion Counsel Growth Fund ("Growth Fund") with respective Class A, B, C, and D shares. The three funds constitute Centurion Counsel Funds, Inc. herein referred to as the "Fund".

The Fund is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the Fund is to achieve long-term investment return, including both capital appreciation and current income, consistent with reasonable risk.

Investment income, realized and unrealized capital gains and losses, and the common expenses of the Fund are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Each class of shares has equal rights as to earnings and assets except that each class bears different distribution, shareholder service, transfer agent expenses, and other class specific fees and expenses. Each class of shares has exclusive voting rights with respect to matters that affect just that class.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

Portfolio Valuation:
The Fund calculates its net asset value and completes orders to purchase, exchange or repurchase its shares on each business day, with the exception of those days on which the New York Stock Exchange is closed.

Investments in securities traded on major exchanges are valued at the last reported sales price on the day of valuation on that exchange where such securities are primarily traded; other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are stated as the last quoted bid price, except for short positions and call options written, for which that last quoted asked price is used. Restricted securities and other securities for which quotations are not readily available are valued at fair value as determined by the Fund's Board of Directors. Debt securities are valued in accordance with the procedures above. Short-term securities are stated at amortized cost (which approximates fair value) if maturity is 60 days or less, or at fair value if maturity is greater than 60 days.

Option Writing:
When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Short Sales:
The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Company sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

Security Transactions and Related Investment Income:
Security transactions are accounted for on the trade date (date the order to buy or sell is executed). The cost of securities sold is determined on a first-in, first-out basis, unless otherwise specified. Dividends are recorded on the ex-dividend date. Interest income, which may be comprised of stated coupon rate, market discount and original issue discount, is recorded on the accrual basis. Discounts on debt securities purchased are amortized over the life of the respective security as adjustments to interest income.

Estimates:
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Income Taxes:
It is the policy of the Fund to meet the requirements for qualification as a "regulated investment company" under the Internal
Revenue Code of 1986, as amended ("Code"). It is also the intention of the Fund to make distributions sufficient to avoid imposition of any excise tax under Section 4982 of the Code. Therefore, no provision has been made for Federal taxes on income, capital gains, or unrealized appreciation of securities held, and excise tax on income and capital gains. The Fund currently has a capital loss carryforwards totaling $554,303, which begin to expire in 2004.

Distributions to Shareholders:
Distributions to shareholders are recorded by the Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Fund and timing differences.

Restricted Securities:
The Fund is permitted to invest in privately placed restricted securities. These securities may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult.

Cash Deposits:
At June 30, 2004, the Fund had cash on deposit at one financial institution of $228,856. Thus, all cash amounts over the maximum
Federal Deposit Insurance Corporation coverage are not insured. From time to time, the Fund evaluates the credit worthiness of the financial institution and considers alternatives.


NOTE 2. OPTIONS WRITTEN

In the Market Netural Fund, as of June 30, 2004, portfolio securities valued at $7,470 were held by the custodian in connection with covered call options written by the Fund.


NOTE 3. PAYMENTS TO RELATED PARTIES

Centurion Counsel, Inc. ("Centurion") is the Fund's investment manager. The Fund pays investment management fees to Centurion at the annualized rate of 1.00% on the first $200 million of average daily net assets of the Fund, 0.85% on the next $200 million, 0.80% on the next
$200 million, 0.75% on the next $200 million, 0.60% on the next $200 million and 0.50% on amounts over $1 billion. These fees are computed daily and paid quarterly and are subject to reduction in any year to the extent that the Fund's expenses (exclusive of brokerage commissions, taxes, interest, distribution-related expenses and extraordinary expenses) exceed 3.625% based on the average total net asset value of the Fund. During the six months ended June 30, 2004 Centurion earned investment management fees of $8,787.

Centurion Institutional Services, Inc. ("CISI"), an affiliate of
Centurion, serves as the Fund's distributor. The Fund offers Class A, Class B, Class C and Class D shares for purchase.

Class A shares are subject to initial sales charges imposed at the time of purchase, in accordance with the schedule included in the Fund's current prospectus. CISI collects the sales charges imposed on the sale of Class A shares, and re-allows a portion of such charges to dealers who sold the shares. During the six months ended June 30, 2004, no shares of Class A shares and no shares of Real Estate Fund Class A shares were sold; initial sales charges were $0 and $0, respectively. CISI also makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class A shares.

Class B shares are not subject to initial sales charges.  When Class
B shares are sold, CISI from its own resources pays commissions to dealers who sell these shares. Certain redemptions of Class B shares made within six years of purchase are subject to contingent deferred sales charges ("CDSC") upon redemption, in accordance with the Fund's current prospectus. During the six months ended June 30, 2004, no shares of Market Neutral Fund Class B shares were sold and 3,246 Class B shares were redeemed; CISI collected $322 of CDSC charges. In addition, CISI makes ongoing shareholder servicing and trail commission payments to dealers whose clients hold Class B shares.

Class C shares are not subject to initial sales charges, CDSC, or service fees.

Class D shares are not subject to initial sales charges, CDSC, service fees or distribution fees. These shares are only available to Advisor professionals and eligible employees of the Fund, Centurion and its affiliates or service organizations.

Pursuant to Rule 12b-1 under the 1940 Act, the Company's Board of Directors has adopted separate plans of distribution with respect to the Fund's Class A shares ("Class A Plan"), Class B shares ("Class B Plan"), and Class C shares ("Class C Plan"), pursuant to which the Fund reimburses CISI for a portion of its shareholder servicing and distribution expenses. Under the Class A Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class A shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts. During the six months ended June 30, 2004, CISI received servicing distribution fees from Market Neutral Fund of $17.

Pursuant to the Fund's Class B Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class B shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class B Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2004, CISI received servicing and distribution fees from Market Neutral Fund of $62.

Pursuant to the Fund's Class C Plan, the Fund may pay CISI a service fee at the annualized rate of up to 0.25% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in servicing and maintaining shareholder accounts, and may pay CISI a distribution fee at the annualized rate of up to 0.75% of the average daily net assets of the Fund's Class C shares for CISI's expenditures incurred in providing services as distributor. Expenses incurred under the Class C Plan in excess of 1.00% annually may be carried forward for reimbursement in subsequent years as long as that Plan continues in effect. During the six months ended June 30, 2004, CISI received servicing and distribution fees from Market Neutral Fund of $2,357.

CISI also executes some of the Fund's portfolio transactions. During the six months ended June 30, 2004, CISI received commissions of $18,480 from Market Neutral Fund, $1,275 from Real Estate Fund and $440 from Growth Fund for this service.

Centurion Group, Inc. ("CGI"), an affiliate of Centurion and CISI, is the administrator and transfer agent of the Fund. CGI is paid an account maintenance fee of $0.75 per account per month, a customer statement fee of $50 per 1,000 statements and other miscellaneous charges and expenses. During the six months ended June 30, 2004, CGI received transfer agents fees of $364.

CGI is also the accounting agent for the Fund. The monthly fee for these services paid to CGI is 0.15% of the Fund's average daily net assets with a minimum fee of $18,000 per year. During the six months ended June 30, 2004, CGI received accounting fees of $9,000 from the Fund.

The Fund pays each of its Directors who is not an employee, officer or director of Centurion or any affiliate a $200 annual retainer and $400 for each meeting of the Board or any committee thereof attended by the Director. In addition the Fund pays each Director's expenses to attend the meetings.

NOTE 4. INVESTMENT TRANSACTIONS

Purchases and sales of investment securities (excluding short-term securities) for the six months ended June 30, 2004 and unrealized depreciation on investments as of June 30, 2004 are summarized as follows:

                        Market       Real
                        Neutral      Estate        Growth
                        Fund         Fund          Fund

Purchases               $1,561,083    $101,845     $ 35,678

Sales                   $1,542,631    $ 42,448     $ 14,884

Gross unrealized gains  $  105,330    $ 41,393     $ 15,274

Gross Unrealized losses $ (107,315)   $ (3,237)    $ (1,271)


Unrealized depreciation
on investments          $ (1,985)     $ 38,156     $ 14,003


Net losses on investments for the six months ended June 30, 2004 are summarized by components as follows (The amount represents the net decrease in value of investments held during the year):

	Market Neutral Fund

			Realized	Unrealized	Net

Long Positions		$  38,987	$ (6,281)	$32,706
Covered Calls Written	   17,612	  (2,908)	 14,704
Short Positions	          (55,935)	   87,549	 31,614

			$    664        $ 78,360       $ 79,024

	Real Estate Fund

			Realized	Unrealized	Net

Long Positions		$7,474		$ (5,680)	$1,794


	Growth Fund

			Realized	Unrealized	Net

Long Positions		$1,947		$ 2,119		$ 4,066



NOTE 5. CAPITAL SHARE TRANSACTIONS

As of June 30, 2004, there were 100,000,000 shares of the Company's common stock authorized, at $0.01 par value. Transactions in capital stock of the Fund for the six months ended June 30, 2004 and year ended December 31, 2003 were as follows:


Centurion Counsel Market Neutral Fund

	                      2004                        2003
                       Shares         Amount      Shares        Amount
Class A shares:
 Shares sold	        -              -	   1,362       $5,229
 Shares issued in
 reinvestments 		-              -	     -              -

 Shares redeemed        -              -           (217)	$(813)

   Net increase         -              - 	   1,145	$4,416

Class B shares:
 Shares sold            -	       -             -              -
 Shares issued in
 reinvestments          -              -  	     -              -

 Shares redeemed       (3,246)     $(10,717)     (72,755)     $(260,269)

 Net increase	       (3,246)     $(10,717)     (72,755)     $(260,269)

Class C shares:
 Shares sold         	  201      $   641	   3,146      $ 11,945
 Shares issued in
 reinvestments           -  		-            -              -

 Shares redeemed       (10,938)      (35,876) 	  (46,559)    $(167,118)

   Net decrease        (10,737)     $(35,235)     (43,413)    $(155,173)

Class D shares:
 Shares sold            18,344      $ 64,525     100,209      $373,130
 Shares issued in
 reinvestments            -         $    -          -               -

 Shares redeemed       (18,676)     $ (66,896)    (79,296)    $(300,294)

   Net increase          (331)      $  (2,371)	   20,913     $72,206


Centurion Counsel Real Estate

				2004                      2003
                       Shares        Amount       Shares        Amount
Class A shares:
 Shares sold	        -	    $	-	    97		$ 1,000
 Shares issued in
  reinvestments 	-  		-            1		$  14

 Shares redeemed        -               -          (90)		$ (834)

 Net increase           -           $   -	     8		$  180

Class B shares:
 Shares sold         	-           $   -	    50		$  500
 Shares issued in
 reinvestments          -               -            1          $    7

 Shares redeemed        (51)	      (566)	     -          $  -

   Net increase         (51)	    $ (566)	    51		$  507

Class C shares:
 Shares sold            -           $   -	    97		$ 1,000
 Shares issued in
 reinvestments          -               -           1		$   14

 Shares redeemed        - 		-	   (400)	$ (3,684)

 Net increase           -	    $	-	   (302)	$ (2,670)

Class D shares:
 Shares sold            12,231	    $126,300	   14,786	$ 137,843
 Shares issued in
 reinvestments          -               -            342	$ 3,597

 Shares redeemed       (1,812)	    $ (18,979) 	   (18,481)	$ (170,453)

 Net increase          10,419	    $ 107,321	    (3,353)	$ (29,013)




Centurion Counsel Growth

				2004                        2003
                       Shares          Amount      Shares         Amount

Class D shares:
 Shares sold            8,301         $ 82,750	    7,642	$ 73,985
 Shares issued in
 reinvestments           230	      $  2,489	     -    	   -

 Shares redeemed        (106)	      $(1,060)	   (3,661)	$ (36,836)

   Net Increase         8,425	      $ 84,179	    3,981	$ 37,149


NOTE 6. PER SHARE INFORMATION

Selected data for each share of capital stock outstanding throughout the period is as follows:

                         CENTURION COUNSEL MARKET NEUTRAL FUND
                                FINANCIAL HIGHLIGHTS

                                          Class A
                                          Shares



Per Share Operating Performance            2004   2003   2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.50  $4.13  $4.43   $4.03

Income from Investment Operations:
 Net investment income (loss) (a)         (0.07) (0.23) (0.12)  (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.21  (0.40) (0.18)   0.45

Total From Investment Operation            0.14  (0.63) (0.30)   0.40

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.64  $3.50   $4.13  $4.43

Total Return (b)                          4.00% -15.25%  -6.77%  9.93%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $14   $ 14    $ 11     $ 11
 Ratios to net assets: (d)
  Expenses, before waiver of fees        5.30%   4.70%   4.47%   5.06%
  Expenses, after waiver of fees         5.30%   4.70%   4.22%   3.68%
  Net investment income                 -7.37%  -3.28%  -7.49%  -4.78%
 Portfolio turnover Rate	        294.26% 946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           4      4       3        3


                                          Class A
                                          Shares

Per Share Operating Performance            2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.92

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.11

Total From Investment Operation            1.11

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.03

Total Return (b)                          38.01%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 10
 Ratios to net assets: (d)
  Expenses, before waiver of fees         4.61%
  Expenses, after waiver of fees          3.32%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            3


      			            Class B
                                     Shares


Per Share Operating Performance           2004   2003    2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.29  $4.00  $4.32   $3.96

Income from Investment Operations:
 Net investment income (loss) (a)         (0.06) (0.23) (0.14)  (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.23  (0.48) (0.18)   0.41
Total From Investment Operation            0.17  (0.71) (0.32)   0.36

Distributions to Shareholders		     -      -       -      -

Net Asset Value, End of Period            $3.46   $3.29  $4.00   $4.32

Total Return (b)                           5.17% -17.75%  -7.41%  9.09%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                            $  20  $ 20   $ 315   $ 205
 Ratios to net assets: (d)
  Expenses, before waiver of fees          6.02%  5.45%   5.00%   5.81%
  Expenses, after waiver of fees           6.02%  5.45%   4.75%   4.44%
  Net investment income                   -8.09% -4.03%  -8.02%  -5.54%
 Portfolio turnover Rate	         294.26% 946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            6       6       79       47


                                       Class B
				       Shares

Per Share Operating Performance            2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.86

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.10

Total From Investment Operation            1.10

Distributions to Shareholders		    -

Net Asset Value, End of Period            $3.96

Total Return (b)                          38.46%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 1
 Ratios to net assets: (d)
  Expenses, before waiver of fees         5.34%
  Expenses, after waiver of fees          4.05%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)            -


                                    Class C
                                     Shares


Per Share Operating Performance            2004   2003    2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period       $3.30  $4.02  $4.34  $3.96

Income from Investment Operations:
 Net investment income (loss) (a)          (0.07) (0.23) (0.14) (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).            0.19  (0.49) (0.18)  0.43

Total From Investment Operation             0.12  (0.72) (0.32)  0.38

Distributions to Shareholders		     -      -       -      -

Net Asset Value, End of Period             $3.42  $3.30  $4.02   $4.34

Total Return (b)                           3.64% -17.91%  -7.37%  9.60%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $485	 $485    $766   $1,013
 Ratios to net assets: (d)
  Expenses, before waiver of fees         6.04%	 5.44%   5.15%   5.81%
  Expenses, after waiver of fees          6.04%	 5.44%   4.89%   4.43%
  Net investment income                  -8.12%	-4.02%  -8.16%  -5.53%
 Portfolio turnover Rate	       	294.26% -946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           147    147     191     233


                                         Class C
				          Shares

Per Share Operating Performance            2000
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.86

Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.10

Total From Investment Operation            1.10

Distributions to Shareholders		    -

Net Asset Value, End of Period            $3.96

Total Return (b)                          38.46%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $995
 Ratios to net assets: (d)
  Expenses, before waiver of fees         5.35%
  Expenses, after waiver of fees          4.07%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.12%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           251


                                    Class D
                                     Shares


Per Share Operating Performance            2004   2003    2002   2001
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $3.57	  $4.25  $4.51   $4.10

Income from Investment Operations:
 Net investment income (loss) (a)         (0.07)  (0.23) (0.12)  (0.05)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.21   (0.45) (0.14)   0.46

Total From Investment Operation            0.14   (0.68) (0.26)   0.41

Distributions to Shareholders		    -       -      -      -

Net Asset Value, End of Period            $3.71	  $3.57  $4.25   $4.51

Total Return (b)                          3.92%  -16.00% -5.76%  10.00%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                          $867    $867    $943    $776
 Ratios to net assets: (c)
  Expenses, before waiver of fees        5.05%   4.45%   4.22%   4.81%
  Expenses, after waiver of fees         5.05%	 4.45%   3.96%   3.43%
  Net investment income                 -7.12%	-3.03%  -7.24%  -4.53%
 Portfolio turnover Rate	       294.63%	946.89% 753.91% 823.17%
 Number of Shares Outstanding
  at End of Period (000 Omitted)         243 	  243    222     172



					Class D
                   			Shares

					 2000
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $2.95
Income from Investment Operations:
 Net investment income (loss) (a)           -
 Net realized and unrealized gain (loss)
 on investment transactions (a).           1.15

Total From Investment Operation            1.15

Distributions to Shareholders		    -

Net Asset Value, End of Period            $4.10

Total Return (b)                          38.98%


Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $527
 Ratios to net assets:
  Expenses, before waiver of fees         4.35%
  Expenses, after waiver of fees          3.07%
  Net investment income                  -0.02%
 Portfolio turnover Rate	         532.20%
 Number of Shares Outstanding
  at End of Period (000 Omitted)           129

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on monthly weighted average shares outstanding.
(b) Total return measures the change in value of an investment over periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.



                 CENTURION COUNSEL REAL ESTATE FUND
                      FINANCIAL HIGHLIGHTS



                                            Class A Shares

  				          2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $11.33   $9.06   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.11)  (0.27)   (0.04)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.05	   2.54    (0.90)

Total From Investment Operation           (0.06)   2.27    (0.94)

Distributions to Shareholders		     -       -       -

Net Asset Value, End of Period		  $11.27  $11.33   $9.06

Total Return (b)                          -0.51%   25.06%  -9.40%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $1      $1        $1
 Ratios to net assets:
  Expenses			       	   5.09%    2.32%     2.32%
  Net investment income                   -6.19%   -3.15%    -3.15%
 Portfolio turnover Rate	          17.29%    3.60%     3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	      -       -       -


                                          Class B Shares

  				            2004        2003
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period        $11.18     $10.00

Income from Investment Operations:
 Net investment income (loss) (a)           (0.13)     (0.27)
 Net realized and unrealized gain (loss)
 on investment transactions (a).             0.03       1.45

Total From Investment Operation             (0.09)      1.18

Distributions to Shareholders		    $11.09        -

Net Asset Value, End of Period              $(0.00)    $11.18

Total Return (b)                              (d)      11.80%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                             $  -       $   1
 Ratios to net assets:
  Expenses		                      (d)       5.69%
  Net investment income             	      (d)      -2.73%
 Portfolio turnover Rate	              (d)      13.53%
 Number of Shares Outstanding
  at End of Period (000 Omitted)               -           -




					    Class C Shares

  				          2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $11.27   $9.20   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)         (0.13)  (0.27)   (0.04)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.05	   2.34    (0.76)

Total From Investment Operation           (0.08)   2.07    (0.80)

Distributions to Shareholders		     -       -       -

Net Asset Value, End of Period 		  $11.19  $11.27    $9.20

Total Return (b)                          -0.71%   22.50%  -8.00%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                            $1       $1       $4
 Ratios to net assets: (d)
  Expenses			       	   5.09%    10.54%    2.32%
  Net investment income                   -6.19%    -7.57%   -3.15%
 Portfolio turnover Rate	          17.29%    13.53%    3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	      -       -       -



				                Class D Shares

  				          2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period      $10.38   $9.10   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)          (0.12)  (0.27)   (0.08)
 Net realized and unrealized gain (loss)
 on investment transactions (a).           0.06	    1.55    (0.82)

Total From Investment Operation            (0.06)   1.28    (0.90)

Distributions to Shareholders		     -       -       -

Net Asset Value, End of Period 		  $10.32   $10.38   $9.10

Total Return (b)                          -0.58%   14.07%  -9.00%

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $375      $269    $266
 Ratios to net assets: (d)
  Expenses			       	   5.09%    5.22%     2.32%
  Net investment income                   -6.19%   -2.25%    -3.15%
 Portfolio turnover Rate	          17.29%   13.53%     3.60%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	    36	      26       29

(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From March 2002 (first sale of shares) to December 31, 2002.
(d) All Class B shares were redeemed.


            CENTURION COUNSEL GROWTH FUND
             FINANCIAL HIGHLIGHTS

					     Class D Shares

  				           2004     2003     2002 (c)
Per Share Operating Performance
(For a share of capital stock
outstanding throughout the period):

Net Asset Value, Beginning of Period       $10.72   $10.00   $10.00

Income from Investment Operations:
 Net investment income (loss) (a)          (0.20)   (0.55)     -
 Net realized and unrealized gain (loss)
 on investment transactions (a).            0.29     1.27      -

Total From Investment Operation             0.10     0.72      -

Distributions to Shareholders		    0.25       -       -

Net Asset Value, End of Period		  $10.56   $10.72   $10.00

Total Return (b)                          22.82%    7.22%      -

Ratios and Supplemental Data:
 Net Assets, End of Period
 ($000 Omitted)                           $ 175     $ 93     $ 46
 Ratios to net assets:
  Expenses, before waiver of fees	   3.69%    5.78%     0.00%
  Expenses, after waiver of fees	   3.69%    5.78%     0.00%
  Net investment income                   -6.53%   -4.35%     0.00%
 Portfolio turnover Rate	          15.19%   26.43%     0.00%
 Number of Shares Outstanding
  at End of Period (000 Omitted)       	    17	      9        5


(a) Allocated between net investment income (loss) and net realized and unrealized gain (loss) on investment transactions based on a monthly weighted average shares outstanding.
(b) Total return measure the change in value of an investment over the periods indicated. It is not annualized. It does not include the maximum front end sales charge or contingent deferred sales charge.
(c) From November 2002 (first sale of shares) to December 31, 2002.



INVESTMENT ADVISOR              BOARD OF DIRECTORS
Centurion Counsel, Inc.           Carol Ann Freeland
365 S. Rancho Santa Fe Rd.,       Jack K. Heilbron
3rd Floor                         Sumner Rollings
San Marcos, Ca 92069              Thomas Schwartz
                                  Doug Werner

DISTRIBUTOR                     OFFICERS
Centurion Institutional           Jack K. Heilbron
Services, Inc.                    Chief Executive Officer,
365 S. Rancho Santa Fe Rd.,       Chief Investment Officer,
3rd Floor                         President and Chief
San Marcos, Ca 92069              Financial Officer

                                  Kenneth W. Elsberry
                                   Secretary

SHAREHOLDER SERVICING AGENT      PORTFOLIO MANAGER
Centurion Group, Inc.              Jack K. Heilbron
365 S. Rancho Santa Fe Rd.,
3rd Floor
San Marcos, Ca 92069

AUDITORS
Squire & Co.
1329 South 800 East
Orem, UT 84097-7700

LEGAL COUNSEL
Bruce J. Rushall, Esq.
Rushall & McGeever
1903 Wright Place, Suite 250
Carlsbad, CA 92008




               INDEPENDENT AUDITORS REPORT


Board of Directors and Shareholders
Centurion Counsel Funds, Inc.

We have audited the accompanying statements of assets and liabilities of Centurion Counsel Market Neutral Fund, Centurion Counsel Real Estate Fund, and Centurion Counsel Growth Fund (constituting Centurion Counsel Funds, Inc., hereafter referred to as the Fund) including the schedule of investments in securities, covered call options written, and securities sold short as of December 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the Unites States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedure included confirmation of securities owned as of December 31, 2003, by correspondence with the custodians and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund as of December 31, 2003, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America.


/s/
Squire & Company, PC
Orem, Utah
February 6, 2004




INVESTMENT ADVISOR              BOARD OF DIRECTORS
Centurion Counsel, Inc.           Carol Ann Freeland
365 S. Rancho Santa Fe Rd.,       Jack K. Heilbron
3rd Floor                         Sumner Rollings
San Marcos, Ca 92069              Thomas Schwartz
                                  Doug Werner

DISTRIBUTOR                     OFFICERS
Centurion Institutional           Jack K. Heilbron
Services, Inc.                    Chief Executive Officer,
365 S. Rancho Santa Fe Rd.,       Chief Investment Officer,
3rd Floor                         President and Chief
San Marcos, Ca 92069              Financial Officer

                                  Kenneth W. Elsberry
				  Secretary

SHAREHOLDER SERVICING AGENT      PORTFOLIO
                                 MANAGER
Centurion Group, Inc.              Jack K. Heilbron
365 S. Rancho Santa Fe Rd.,
3rd Floor
San Marcos, Ca 92069

AUDITORS
Squire & Co.
1329 South 800 East
Orem, UT 84097-7700

LEGAL COUNSEL
Bruce J. Rushall, Esq.
Rushall & McGeever
1903 Wright Place, Suite 250
Carlsbad, CA 92008



ITEM 2.  CODE OF ETHICS.

The Fund has adopted a code of ethics that applies to the principal executive officer, principal financial officer, principal accounting officer and persons performing similar functions.

The Fund has posted it code of ethics on website www.centurioncounsel.com. and notified its shareholders on the annual report of the web address.

A copy of the code of ethics is attached as an exhibit to the report.

A copy of the code of ethics is may be obtained from the Fund, at no charge, by calling Sally Walker at 760-471-8536.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of directors has determined that Carol Freeland is qualified to serve as the financial expert on the audit committee.

Ms Freeland is independent as she does not receive, directly or indirectly any consulting, advisory or other compensatory fee from the Fund. Ms Freeland would not be considered a interested person of the Fund as defined in
Section 2(a)(19) of the Act.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The following table sets forth the aggregate fees billed for professional services rendered by your funds principal accountants:



	Year		Audit Related		Tax	 	All Other
			Fees	 		Fees		Fees

	2004		$7,500			$500		   $7,725
	2003		$7,500	          	$600               $7,600


All Other Fees were audit and tax services provided to an affiliate of the Investment Adviser of the Fund.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

The Fund has established a separately designated standing audit committee. The members of the audit committee are:

	Carol Freeland
	Doug Werner
	Thomas Schwartz


ITEM 6.  [RESERVED]


ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
	   CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

	(a)	The registrant's principal executive and
		principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c)) are
		effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b)
		or 15d-15(b) under the Exchange Act
		(17 CFR 240.13a-15(b) or 240.15d-15(b)).

	(b)	There were no changes in the registrant's internal
		control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))
		that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

	(a)	Code of Ethics.
	(b)	Certifications pursuant to Section 302 of the
		Sarbanes-Oxley Act of 2002 are attached hereto.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Centurion Counsel Funds, Inc.

By:        /s/ Jack K. Heilbron
      Jack K. Heilbron, President and
      Principal Executive Officer

Date:  August 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:        /s/ Jack K. Heilbron
      Jack K. Heilbron, President and
      Principal Executive Officer

	August 27, 2004


By:        /s/ Jack K. Heilbron
      Jack K. Heilbron
      Principal Financial Officer

	August 27, 2004